Equity-Based Compensation - Summary of the Vested Enterprise Incentive Share (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Enterprise Incentive Shares
Vested shares			2,510,249
Enterprise Incentive Shares | Vested as of December 31, 2018
Vested shares			2,260,882
Enterprise Incentive Shares | Vested through date of Reorganization
Vested shares			249,367
Enterprise Junior Stock
Vested shares	63,779	2,597,091
Enterprise Junior Stock | Vested through date of Reorganization
Vested shares		2,510,249
Enterprise Junior Stock | Vested through December 31, 2019
Vested shares		86,842